Guarantee Liabilities - Summary of Movement of Guarantee Liabilities (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Guarantees [Abstract]
Balance at beginning of the year	$ 954,123	¥ 6,207,812
Fair value of guarantee liabilities upon the inception of new loans	18,395,017	119,683,496	¥ 5,496,085
Performed guarantee	(19,181,122)	(124,798,134)	(149,262)
Change in fair value of guarantee liabilities	7,052,879	45,888,151	860,989
Balance at end of the year	$ 7,220,897	¥ 46,981,325	¥ 6,207,812